TAXATION (Schedule of Income Tax Expenses (Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Current tax expense	$ 4,690	$ 46,832	$ 26,696
Deferred tax benefit	(32,054)	(11,060)	(3,192)
Income Tax Expenses (Benefit) from Continuing Operations	$ (27,364)	$ 35,772	$ 23,504